Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and value of Company’s material restricted assets as at December 31, 2023 and 2022:

	As at December 31, 2023	At December 31, 2022
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$660.8	$707.1
Third party	2,714.4	2,817.7
Letters of credit / guarantees (1)	172.0	471.3
Total restricted assets (excluding illiquid assets)	3,547.2	3,996.1
Other investments — illiquid assets	209.3	221.3
Total restricted assets and illiquid assets	$3,756.5	$4,217.4

Total as percent of cash and invested assets (2)	50.2%	59.4%
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(1)As at December 31, 2023, the Company had pledged funds of $172.0 million (December 31, 2022 — $471.3 million) as collateral for the secured letters of credit.
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.
The following table details the forms and value of the Company’s material restricted assets as at September 30, 2024 and December 31, 2023:

	As at September 30, 2024	As at December 31, 2023
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$478.0	$660.8
Third party	2,738.9	2,714.4
Letters of credit / guarantees	140.0	172.0
Total restricted assets (excluding illiquid assets)	3,356.9	3,547.2
Other investments — illiquid assets	204.7	209.3
Total restricted assets and illiquid assets	$3,561.6	$3,756.5

Total as percent of cash and investable assets (1)	46.0%	50.2%
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(1)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.